Consolidated statement of changes in shareholders' equity (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024 [1]	Dec. 31, 2023	Dec. 31, 2022
Acquisition of treasury shares	€ 1,507	€ 291	€ 312
Reserve for invested unrestricted equity
Acquisition of treasury shares	€ 821	€ (12)	€ 12

[1]	In connection with the share buyback program launched in November 2024, Nokia has recorded a liability and a reduction of reserve for invested unrestricted equity of EUR 821 million to reflect Nokia’s commitment under the agreement with a third-party broker conducting the share repurchases on Nokia’s behalf. For more information on Nokia’s share buyback programs, refer to Note 5.1. Equity